Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Basis Of Presentation And Summary Of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and reflect all adjustments, including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.
Use of Estimates
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods presented. Such estimates and assumptions include, but are not limited to, those related to revenue recognition, the valuation of accounts receivable, the net realizable value of inventory, the useful lives of long-lived assets, the incremental borrowing rate used in calculating operating lease right of use assets, the accounting for income taxes, the estimates used to evaluate the recoverability of long-lived assets, amortization method and periods for capitalized software, and the estimated fair value of convertible notes, warrant liabilities, and common stock, and stock-based
compensation expense. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents in the consolidated financial statements. The Company’s cash equivalents are primarily comprised of U.S. Government treasury securities, mutual funds, and money market funds. The Company has cash deposits in a financial institution that, at times, may be in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company has not experienced losses in such accounts and periodically evaluates the creditworthiness of its financial institutions.
As of December 31, 2024 and 2023, the Company had cash and cash equivalents balances in excess of domestic and international insurance limits of approximately $49.3 million and $2.2 million, respectively.
As of December 31, 2024, the Company held $30.6 million in U.S. Government treasury securities, $9.2 million in a U.S. Government money market fund, and $5.1 million in mutual funds (see Note 4). As of December 31, 2023, the Company had no cash equivalents.
Restricted Cash
Restricted cash represents cash balances held as security deposits related to international payment services. As of December 31, 2024, restricted cash of $0.3 million was included within other assets on the consolidated balance sheets. As of December 31, 2023, the Company had no restricted cash.

Accounts Receivable, Net
Accounts receivable, net is recorded at the invoiced amount and does not accrue interest. The allowance for credit losses is the Company’s estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines that allowance based upon a review of each receivable and all known factors that could affect collectability. These factors include but are not limited to a customer’s past payment performance, customer financial condition, general economic or industry conditions and disputes regarding the invoiced amount or the product or service rendered. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for credit losses was $0.4 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company’s accounts receivable included zero and approximately $0.5 million, respectively, of unbilled accounts receivable (See Note 13).
Inventories
Inventories consist of raw materials, work in process inventories, and finished goods. Inventories are stated at the lower of cost or net realizable value, with cost being determined on a first-in,
first-out
basis. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence, or impaired balances. At the point of loss recognition, a new lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in the newly established cost basis. Any write-downs of inventories are reflected as part of cost of revenue in the consolidated statement of operations.
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line
method over the following estimated useful lives:

Computer equipment	3-5 years
Software	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	8 years
Leasehold improvements	Shorter of the related lease term or useful life
The Company capitalizes additions and improvements while repair and maintenance costs are expensed to operations as incurred. Upon retirement or sale of a fixed asset, the cost of the asset and related accumulated depreciation are removed from the accounts and the net amount, less proceeds from disposal, is credited or charged as a gain or loss in the consolidated statements of operations.
Leases
The Company determines if an arrangement is or contains a lease based on the unique facts and circumstances present at the inception of the arrangement and if such a lease is classified as a financing lease or operating lease. Operating lease right-of-use
(“ROU”) assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Operating lease ROU assets also include any initial direct costs and prepayments less lease incentives. Lease terms include periods under options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company generally uses the base, non-cancelable,
lease term when determining the lease assets and liabilities. As of December 31, 2024 and 2023, the Company had no finance leases.
Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. As the Company’s leases do not provide an implicit rate, the Company uses its collateralized incremental borrowing rate based on the information available at the lease commencement date, including any reasonably certain renewal lease term, in determining the present value of lease payments. Lease expense for these operating leases is recognized on a straight-line basis over the lease term and is reflected in the consolidated statements of operations in selling, general and administrative expenses. Payments under lease arrangements are primarily fixed, however, most lease agreements also contain variable payments. Variable lease payments are expensed as incurred and not included in the operating lease ROU assets and lease liabilities. These variable amounts primarily include payments for taxes, parking and common area maintenance.
The Company has made an accounting policy election not to recognize ROU assets and lease obligations for its short-term leases, which are defined as leases with an initial term of twelve months or less. However, the Company will recognize these lease payments in the consolidated statements of operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation is incurred. Lease payments for month-to-month
leases are recognized as incurred.

Software Development Costs
Software development costs for software to be sold, leased, or marketed are accounted for in accordance with Accounting Standards Codification (“ASC”) 985-20,
 Software — Costs of Software to be Sold, Leased or Marketed
. Under ASC 985-20, software development costs incurred in creating software solutions are expensed until technological feasibility has been established and costs are determined to be recoverable. Thereafter, all software development costs incurred through the software’s general release date to customers are capitalized and subsequently recorded at the lower of amortized cost or net realizable value. To date, the establishment of technological feasibility of the Company’s software solutions has occurred shortly before the software’s general release date to customers. Additionally, amortization is calculated on a software feature-by-feature
basis and the estimated economic life of a feature is one year. To date, the impact of capitalizing qualifying software development costs has been immaterial.
Deferred Offering Costs
Deferred offering costs, which consist of direct incremental legal, consulting and banking fees primarily relating to the Company’s merger with BurTech (see Note 1), whereby the Company will become a public company, are capitalized and will be offset against proceeds upon the consummation of the offering within stockholders’ deficit. In the event an anticipated offering is terminated, deferred offering costs will be expensed. As of December 31, 2024 and 2023 there were $11.1 million and $1.5 million, respectively, capitalized deferred offering costs included in prepaid expenses and other current assets on the consolidated balance sheets.
Impairment of
Long-Lived
Assets
Whenever events or changes in circumstances indicate that the carrying amount of long-lived
assets may not be recoverable, the Company estimates the expected undiscounted future cash flows from the use of those assets and their eventual disposition (without any allocated debt financing charges). If the sum of the expected undiscounted future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. For the years ended December 31, 2024 and 2023, the Company did not recognize any impairment expense related to its long-lived assets.
Embedded Derivative Evaluation
The Company evaluates the terms of its debt instruments to determine if any identified embedded features, including embedded conversion options or redemption features, are required to be bifurcated and accounted for separately as a derivative financial instrument. In circumstances where a host instrument contains more than one embedded derivative instrument, including a conversion option, that is required to be bifurcated, the bifurcated derivative instruments would be accounted for as a single, compound derivative instrument. Any identified and bifurcated embedded derivatives are initially recorded at fair value and are revalued at each reporting date with changes in the fair value reported as non-operating
income or expense.
Convertible Notes
The Company accounts for its convertible notes, some of which contain predominantly fixed rate conversion features, whereby the outstanding principal and accrued interest may be converted by the holder into a variable number of shares of preferred stock at a fixed discount to the market price of the common stock at the time of conversion under ASU
2020-06
Debt—Debt with Conversion and Other Options (Subtopic
470-20),
Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
and
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(ASU
2020-06).
The Company has elected to account for its convertible notes at fair value at each period end pursuant to ASC 825,
Financial Instruments
wherein changes in the fair value are recorded as change in fair value of convertible notes in the consolidated statements of operations.
Warrant Liabilities
The Company has issued freestanding warrants in connection with certain of its convertible debt agreements and preferred stock issuances which have been recorded as long-term liabilities in the consolidated balance sheets at their estimated fair value. At initial recognition, the warrants were recorded at their estimated fair value calculated using the Black-Scholes-Merton (“Black-Scholes”) option pricing model (see Note 8). The liability associated with these warrants is subject to remeasurement at each balance sheet date, with changes in fair value recorded as change in the fair value of warrant liabilities in the consolidated statements of operations. The warrants will continue to be remeasured until the earlier of the expiration or exercise of the warrants. The warrants are recorded at fair value each reporting period using the Black-Scholes option pricing model.
Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock has been classified outside of stockholders’ deficit, as mezzanine equity, due to the redemption option of the preferred stock shareholders (see Note 10). The Company records redeemable convertible preferred stock at fair value on the dates of issuance, net of issuance costs. The Company has adjusted the carrying values of the redeemable convertible preferred stock, subsequent to the initial issuance date, to the redemption value of such shares because it is probable that the convertible preferred stock will become redeemable.
Revenue Recognition
The Company derives revenue from product sales, license and development arrangements, joint marketing arrangements and cloud services. The Company recognizes revenue under ASC Topic 606,
Revenue from Contracts with Customers
(ASC 606), in which it determines revenue recognition through the following steps:
Step 1: Identify the contract with the customer.
The Company considers the terms and conditions of the engagement in identifying the contracts. The Company determines a contract with a customer to exist when the contract is approved, each party’s rights regarding the services to be transferred can be identified, the payment terms for the services can be identified, it has been determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company will evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, and financial information pertaining to the customer.
Step 2: Identify the performance obligations in the contract.
Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company and are distinct in the context of the contract.
Step 3: Determine the transaction price
.
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. None of the Company’s contracts contain a significant financing component.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price (“SSP”).
Step 5: Recognize revenue when the company satisfies a performance obligation.
Revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised service to a customer. Revenue in respect of services, including nonrecurring engineering services or marketing services, is recognized over the contractual terms during which the Company provides services over period of time. Hardware revenue is recognized at a point in time when the product is shipped. The Company generates all its revenue from contracts with customers.
Revenue from hardware sales is recognized upon transfer of control of products to customers in an amount that reflects the consideration the Company expects to receive in exchange for the hardware. The Company offers unspecified upgrades and support on certain products, however, the related revenue has historically not been material.
The Company’s license and development arrangements entail revenue from the licensing of its intellectual property (“IP”) and also include nonrecurring engineering development services to configure the Company’s IP and hardware to a customer’s needs. For each contract, the Company considers the promise to deliver a license that grants the customer the right to use the IP, as well as any professional services provided under the contract, as distinct performance obligations. The Company recognizes licensing revenue from such arrangements over the term of the arrangements and recognizes professional services over time as the services are provided. The Company measures progress to completion based on actual costs incurred to date as a percentage of the estimated total cost required to complete the project.
The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. An unbilled receivable is recorded when revenue is recognized prior to invoicing and the Company has an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenue until the performance obligations are satisfied. The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities on the consolidated balance sheets, as of December 31, 2024 and 2023 (in thousands):

	2024	2023

Balance at January 1	$1,100	$1,830
Addition of deferred revenue	—	3,113
Recognition of revenue	(1,100)	(3,843)

Balance at December 31	$—	$1,100

The Company defers incremental costs of obtaining a customer contract and amortizes the deferred costs over the period that the related revenue is recognized. The Company had no material incremental costs to obtain customer contracts in any period presented.
The Company has elected to account for shipping and handling fees as fulfillment activities and not separate performance obligations. Accordingly, these fees are reflected in revenue and the related fulfillment costs are accrued as cost of revenue as the related fulfillment costs incurred.
The Company offers a standard assurance-type warranty to customers for hardware sales.
Research and Development
Costs related to the Company’s research and development (“R&D”) activities are expensed as incurred. R&D expense consists primarily of personnel costs for the Company’s R&D activities. R&D expense also includes costs associated with the design and development of the Company’s AI edge computing hardware and software.
Advertising Costs
Advertising costs are expensed as incurred and are included in selling, general and administrative expenses in the consolidated statements of operations. Advertising costs were immaterial for the years ended December 31, 2024 and 2023, respectively.
Income Taxes
The Company is subject to income taxes in the U.S. and various foreign jurisdictions. The Company uses the asset-and-liability
method for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards and are measured using the enacted tax rates that are expected to be in effect when the differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established on a jurisdiction-by-jurisdiction
basis when necessary to reduce deferred tax assets to an amount that, in the opinion of management, is more likely than not to be realized.
The Company is subject to tax audits in various jurisdictions. The Company regularly assesses the likely outcomes of such audits in order to determine the appropriateness of liabilities for uncertain tax benefits. The Company accounts for uncertain tax positions based on an evaluation as to whether it is more likely than not that a tax position will be sustained upon audit, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the appropriate tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is based on the largest amount that is greater than 50% likely of being realized upon ultimate settlement. The Company includes interest expense and penalties related to its uncertain tax positions in income tax expense.
Stock-Based Compensation
The Company recognizes the cost of employee, non-employee consultants and non-employee
directors’ services received in exchange for awards of stock options based on the fair value of those awards at the date of grant over the requisite service period. The fair value of stock options granted is determined using the Black-Scholes option-pricing model using various inputs, including Company estimates of expected stock price volatility, term, risk-free rate and future dividends. The Company has elected the simplified method to determine the expected term of the option grants.

The Company also grants RSUs to employees and
non-employee
consultants, which vest upon the satisfaction of both a service-based condition and a liquidity event condition, as defined. The fair value of restricted stock units is determined based on the Company’s estimated fair value of common stock at the date of grant. As of December 31, 2024 and 2023, the Company has not recorded any stock-based compensation expense associated with the RSUs as a liquidity event has not occurred. If a liquidity event occurs in the future, the Company will record cumulative stock-based compensation using the accelerated attribution method for those RSUs for which the service condition has been satisfied prior to the liquidity event, and the Company will record the remaining unrecognized stock-based compensation over the remainder of the requisite service period.
Forfeitures are recognized as they occur.
Fair Value Measurements
The Company determines fair value measurements used in its consolidated financial statements based upon the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (i) market participant assumptions developed based on market data obtained from independent sources (observable inputs), and (ii) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). ASC 820,
Fair Value Measurements,
requires fair value measurements be classified and disclosed in one of the following pricing categories:
Level
 1
- This level consists of unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level
 2 -
This level consists of observable inputs other than the quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3
- This level consists of unobservable inputs for the asset or liability to the extent that observable inputs are not available, thereby allowing for situations in which there is little or no market data for the asset or liability at the measurement date. This requires the reporting entity to develop its own assumptions that market participants would use in pricing the asset or liability. The carrying amounts of cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued loss on purchase commitments and accrued expenses and other liabilities approximate fair value because of their short-term maturities.
Foreign Currency
The Company’s reporting and functional currency is the United Stated dollar (“USD”). The local currencies of its foreign subsidiaries are the Indian rupee, British pound, or Philippine peso, however, the functional currency of its foreign subsidiaries is also the USD. Monetary assets and liabilities denominated in currencies other than USD are remeasured into USD at current exchange rates and nonmonetary assets and liabilities are measured at historical exchange rates. Revenues, cost of revenues, and operating expenses are remeasured at the average exchange rates in effect during each reporting period. The resulting transaction gains or losses are recognized in other income (expense), net, in the consolidated statements of operations. During the year ended December 31, 2024, foreign currency transaction losses of $0.2 million was included in other income (expense), net in the consolidated statements of operations. During the year ended December 31, 2023, foreign currency transaction gain was immaterial.
Concentration of Credit Risk
The Company’s cash and cash equivalents are primarily on deposit at high-credit quality financial institutions or invested in U.S. Government money market funds. The Company’s cash accounts in a financial institution may at times exceed the Federal Depository Insurance coverage of $250,000. Investments in money markets are not insured or guaranteed by the FDIC or any other government agency.
The Company is exposed to credit risk in the event of nonpayment by customers up to the amounts recorded on the consolidated balance sheets. The Company manages its accounts receivable credit risk through ongoing credit evaluation of its customers’ financial conditions.
As of December 31, 2024, one customer accounted for approximately 98% of the Company’s accounts receivable. As of December 31, 2023, one customer, a related party, accounted for approximately 98% of the Company’s accounts receivable (see Note 13).

Historically, a relatively small number of customers have accounted for a significant portion of the Company’s revenue. For the year ended December 31, 2024, two customers, both related parties, accounted for approximately 77% and 21% of the Company’s revenue. For the year ended December 31, 2023, one customer, a related party, accounted for nearly 100% of the Company’s revenue (see Note 13).
Net Loss Per Share
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s redeemable convertible preferred stock contractually entitles the holders of such stock to participate in dividends but does not contractually require the holders of such stock to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders, such losses are not allocated to such participating securities.
Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of this calculation, redeemable convertible preference stock, stock options and warrants have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive for all periods presented.
Segment Reporting
The Company operates in one reporting segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s Chief Executive Officer is the chief operating decision maker (“CODM”), who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance.
Emerging Growth Company Status
The Company is expected to be an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Recently Adopted Accounting Pronouncements
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.
This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The Company adopted this standard during the year ended December 31, 2024. The adoption resulted in expanded disclosures for the Company’s single reportable segment, but did not have a material impact on the Company’s consolidated financial statements (see Note 16).
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
. The FASB issued authoritative guidance that clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with ASC Topic 606, Revenue from Contracts with Customers. The Company adopted this standard as of January 1, 2024. The adoption of this standard did not have an impact on the Company’s consolidated financial statements.
Recently Issued Accounting Pronouncements – Not Yet Adopted
In November 2024, the FASB issued ASU
2024-04,
Debt – Debt with Conversion and Other Options (Subtopic
470-20):
Induced Conversions of Convertible Debt Instruments.
This ASU clarifies guidance on the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion or extinguishment. This guidance is effective for the Company beginning on January 1, 2026, and early adoption is permitted, although the Company does not plan to early adopt. The Company does not expect the adoption to have a material impact on the Company’s consolidated financial statements.
In November 2024, the FASB issued ASU
2024-03,
Income Statement- Reporting Comprehensive Income- Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses
. This ASU requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the notes to the consolidated financial statements. This guidance is effective for the Company beginning on January 1, 2027, and early adoption is permitted, although the Company does not plan to early adopt. The Company is currently evaluating the impact of the adoption of this standard.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures.
This ASU enhances the transparency and decision usefulness of income tax disclosures. This guidance is effective for the Company beginning on January 1, 2025. Adoption will require enhancements to the Company’s income tax disclosures but is not expected to have a material impact on its consolidated financial statements.
In June 2022, the FASB issued ASU
2022-03,
Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
. This ASU clarifies guidance in Topic 820 and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. This guidance is effective for the Company beginning on January 1, 2025. The Company does not expect the adoption to have a material impact on the Company’s consolidated financial statements.

BURTECH ACQUISITION CORP [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies
NOTE 2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the SEC.
Revision to Prior Financial Statements
On December 11, 2023, the Company converted 9,487,495 Class B Shares to Class A Shares. In prior financial statements it was reflected that 9,487,500 were transferred from Class B shares to Class A shares. This revision only impacts the consolidated statements of equity whereas 5 shares are shown as Class B Shares and Class A shares are shown as 9,487,495. There are no other impacts to the Company’s consolidated financial statements.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these consolidated financial statements is the determination of fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of December 31, 2024 and 2023, the Company had $1,506 and $0 in cash, respectively, and no cash equivalents. As of December 31, 2024 and 2023, the Company also had $757,336 and $843,313 of restricted cash, respectively, related to funds withdrawn from the Trust Account reserved to the payment of taxes.
Investments Held in Trust Account
As of December 31, 2024 and 2023, the Company had $47,558,112 and $71,432,177 (as of December 31, 2023, $24,539,002 of this amount was restricted for redeeming shareholders, which were redeemed in December 2023 and subsequently distributed in January 2024.) respectively, in investments held in the Trust Account, which primarily consist of investments in mutual funds that invest in U.S. government securities, cash, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in gain on Investments Held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.
Common Stock Subject to Possible Redemption
The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) is classified as a liability instrument and measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2024 and 2023, 4,104,543 and 4,345,663 Class A common stock subject to possible redemption, respectively, are presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.
Offering Costs associated with the Initial Public Offering
The Company complies with the requirements of ASC
340-10-S99-1,
SEC Staff Accounting bulletin Topic 5A – “Expenses of Offering”, and SEC Staff Accounting bulletin Topic 5T – “Accounting for Expenses or Liabilities Paid by Principal Stockholder(s)”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the IPO. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction of equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $16,919,619 as a result of the IPO (consisting of $2,875,000 of underwriting fees, $10,062,500 of deferred underwriting fees, $3,456,652 fair value of the Class A common stock issued to the underwriters and $525,467 of other offering costs).
Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the consolidated financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of December 31, 2024 and 2023, the Company’s deferred tax asset had a full valuation allowance recorded against it.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s consolidated financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.
The Company recognizes accrued interest and penalties related to income taxes and unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits as of December 31, 2024 and 2023. During the year ended December 31, 2024, the Company’s provision for income taxes included $41,498 for interest and penalties. The $41,498 is included in income taxes payable on the Company’s balance sheets as of December 31, 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company has identified the U.S. as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
The Company’s effective tax rate was (14.4)% and 43.4% for the year ended December 31, 2024 and 2023, respectively. The effective tax rate differs from the statutory tax rate of 21% due to the valuation allowance on the deferred tax assets and the deductibility of penalties on tax obligations and merger and acquisition costs.
Net Income (Loss) Per Common Stock
The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of shares. The 29,648,250 potential common stocks for outstanding warrants to purchase the Company’s shares were excluded from diluted (losses) earnings per share for the year ended December 31, 2024 and 2023 because the warrants are contingently exercisable, and the contingencies have not yet been met and its inclusion would be anti- dilutive. As a result, diluted net (loss) income per common stock is the same as basic net (loss) income per common stock for the periods.
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:

	Year Ended December 31,
	2024			2023
	Class A		Class B	Class A		Class B
	Redeemable	Non-Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Non-Redeemable
	common stock	common stock	common stock	common stock	common stock	common stock
Numerator:
Allocation of net income	$(1,176,526)	$(2,937,005)	$(1)	$660,301	$112,586	$566,255
Denominator:
Weighted-average shares outstanding (1)	4,333,146	10,816,995	5	10,578,271	1,803,670	9,071,610

Basic and diluted net income per share	$(0.27)	$(0.27)	$(0.27)	$0.06	$0.06	$0.06

(1)	Weighted-average shares outstanding includes common stock subject to redemption.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Deposit Insurance Corporation coverage of $250,000. As of December 31, 2024 and 2023, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the consolidated balance sheets, primarily due to its short-term nature.
The Company applies ASC 820, which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.

•
Level 1—Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.

•
Level 2—Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

•	Level 3—Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.
Fair Value of Derivative Liabilities – Backstop Subscription Agreement
The Company accounts for its Backstop Subscription Agreement (see Note 6) in accordance with the guidance contained in ASC
815-40,
“Derivatives and Hedging”, under which the Backstop Subscription Agreement does not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classified the Backstop Subscription Agreement as a liability at its fair value and adjusts the Backstop Subscription Agreement to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the statements of operations. The Backstop Subscription Agreement is valued using a Probability Weighted Expected Return Method (“PWERM”).
Fair Value of Derivative Liability –
Non-Redemption
Agreement
The Company accounts for its
Non-Redemption
Agreement (see Note 6) in accordance with the guidance contained in ASC
815-40,
“Derivatives and Hedging”, under which the
Non-Redemption
Agreement does not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classified the
Non-Redemption
Agreement as a liability at its fair value and adjusts the
Non-Redemption
Agreement to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the statements of operations. The
Non-Redemption
Agreement is valued using a Monte Carlo model.
Warrant Classification
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company’s has analyzed the warrants issued in the Initial Public Offering (“Public Warrants”) and warrants included in the Private Placement Units (the “Private Warrants”) and determined they are considered to be freestanding instruments and do not exhibit any of the characteristics in ASC 480 and therefore are not classified as liabilities under ASC 480. The warrants meet all of the requirements for equity classification under ASC 815 and therefore are classified in equity.
Recent Accounting Standards
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU
2023-09),
which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU
2023-09
is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU
2023-09
will have a material impact on its consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU
2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU
2023-07
as required for the year ended December 31, 2024. The adoption requires the Company to provide additional disclosures, but otherwise it does not materially impact its consolidated financial statements.
The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on its consolidated financial statement.